Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

Note 2: Intangible assets

On 14 April 2026, the previously announced strategic collaboration and license agreement with CSPC Pharmaceuticals closed. Under this agreement, the companies will initially progress four programmes, which utilise CSPC Pharmaceuticals' advanced AI-driven peptide drug discovery platform and their proprietary LiquidGel once-monthly dosing platform technology. AstraZeneca paid an upfront payment of $1.2bn, of which $1.1bn was capitalised within intangible assets in Q2 2026. Contingent consideration of up to $3.5bn could be paid on achievement of regulatory milestones; these potential liabilities would be recorded when the relevant recognition event for a regulatory milestone is achieved. Further contingent sales milestones, as well as tiered royalties, could be payable and would be recognised when the associated milestones are triggered.

During Q2, impairment charges recorded against products in development totalled $345m recorded within R&D expense.